Commitments and Contingencies Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Operating leases, rent expense	$ 85,000
Capital Lease [Abstract]
2014	53,981
2015	35,963
2016	1,101
2017	0
2018	0
Thereafter	0
Total minimum lease payments	91,045
Less amount representing interest	(13,180)
Total principal lease payments	77,865	27,580
Less current maturities	(43,852)	(17,638)
Total long term obligations	34,013	10,212
Operating Leases [Abstract]
2014	111,054
2015	171,520
2016	181,006
2017	190,490
2018	199,580
Thereafter	67,976
Total minimum lease payments	921,626
Employer matching contribution, percent of match	50.00%
Employer matching contribution, percent of employees' gross pay	8.00%
Employers matching contribution, annual vesting percentage	20.00%
Share-based compensation arrangement by share-based payment award, award vesting period (in years)	2 years
Contributions by employer	25,477	40,405
General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense	125,000	329,000
Minimum [Member]
Operating Leased Assets [Line Items]
Lease price per square foot	17.50
Maximum [Member]
Operating Leased Assets [Line Items]
Lease price per square foot	$ 21.50